INVENTORY (Details) - Schedule of Inventories - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Raw materials	$ 1,083	$ 1,148	$ 1,022
Total	11,555	10,190	5,416
Cultivated Cannabis [Member]
Inventory [Line Items]
Work in progress	66	1,482	1,205
Harvested Cannabis And Extracts [Member]
Inventory [Line Items]
Work in progress	2,670	274	90
Cannabis Extracts [Member]
Inventory [Line Items]
Finished goods	7,478	7,003	2,081
Other Inventory [Member]
Inventory [Line Items]
Finished goods	$ 258	$ 283	$ 1,018